SUBSEQUENT EVENTS (Details) - USD ($)		6 Months Ended
	Aug. 03, 2018	Jun. 30, 2018	Jun. 29, 2018	Jun. 25, 2018
PTI [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of ownership	95.00%
Stock Options [Member]
Subsequent Event [Line Items]
Awarded stock options			$ 14,195,000	$ 6,000,000
Stock Options [Member] | Minimum [Member]
Subsequent Event [Line Items]
Exercise price			$ 0.705	$ 1.08
Stock Options [Member] | Maximum [Member]
Subsequent Event [Line Items]
Exercise price			$ 0.58	$ 0.58
Tangiers Global, LLC [Member]
Subsequent Event [Line Items]
Line of Credit agreement		$ 1,833,026
Sale of stock		3,401,719
IND [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Committed expense	$ 300,000